Representations and Warranties Obligations and Corporate Guarantees - Loan Repurchases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Loss Contingencies [Line Items]
Unpaid Principal Balance	$ 857	$ 1,481
Cash Paid for Repurchases	496	1,244
Loss	334	609
First Mortgage
Loss Contingencies [Line Items]
Unpaid Principal Balance	835	1,407
Cash Paid for Repurchases	474	1,167
Loss	312	532
First Mortgage | Obligation to Repurchase Receivables Sold
Loss Contingencies [Line Items]
Unpaid Principal Balance	211	746
Cash Paid for Repurchases	241	784
Loss	79	149
First Mortgage | Indemnification Agreement
Loss Contingencies [Line Items]
Unpaid Principal Balance	624	661
Cash Paid for Repurchases	233	383
Loss	233	383
Home equity lines of credit | Indemnification Agreement
Loss Contingencies [Line Items]
Unpaid Principal Balance	22	74
Cash Paid for Repurchases	22	77
Loss	$ 22	$ 77